5. Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Fixed Assets
December 31
Cost:
Computers	1,522
Total	1,522
Less: Accumulated depreciation	228
Property and equipment, net	$1,294